Segment Data (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Restructuring charges	$ 2,273,000	$ 12,132,000	$ 0	$ 0	$ (220,000)	$ 134,000	$ 461,000	$ 544,000	$ 14,405,000	$ 919,000	$ 3,544,000
Net sales	126,872,000	118,184,000	132,505,000	135,386,000	138,287,000	121,708,000	127,734,000	131,244,000	512,947,000	518,973,000	487,508,000
Operating income (loss)	4,105,000	(23,104,000)	11,696,000	11,896,000	15,169,000	9,221,000	9,147,000	3,637,000	4,593,000	37,174,000	23,951,000
Interest expense, net									6,529,000	6,123,000	5,466,000
Other expense, net									4,719,000	130,000	2,873,000
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(6,655,000)	30,921,000	15,612,000
Share-based Compensation									(9,108,000)	(13,177,000)	(13,191,000)
Charges Associated with Governmental Inquiries									(12,920,000)	(10,902,000)	(7,845,000)
Restructuring and Related Cost, Incurred Cost	(2,800,000)	(14,000,000)							(16,876,000)	(919,000)	(3,544,000)
EmploymentMatters									(2,017,000)
Property, plant and equipment, net	160,284,000				158,247,000				160,284,000	158,247,000
Charges related to U.S. government inquiries	3,400,000	5,000,000	2,400,000	2,200,000	1,300,000	900,000	600,000	8,100,000
Provision for product liability									(13,199,000)
Inventory Step-Up Amortization Expense									(32,000)		(70,000)
Provision for losses on accounts receivable									453,000	(1,073,000)	(5,339,000)
Depreciation									40,227,000	35,559,000	32,717,000
Amortization Expense Without Distributor Conversion									2,870,000	2,711,000	5,151,000
Payments to Acquire Property, Plant, and Equipment									46,957,000	49,038,000	37,190,000
Assets	754,580,000				755,239,000				754,580,000	755,239,000
Japan [Member] | Sales Revenue, Goods, Net [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	13.00%				11.00%				13.00%	11.00%	10.00%
UNITED STATES
Segment Reporting Information [Line Items]
Net sales									295,944,000	309,983,000	299,587,000
Property, plant and equipment, net	131,745,000				129,450,000				131,745,000	129,450,000
Europe
Segment Reporting Information [Line Items]
Net sales									100,739,000	102,431,000	102,379,000
Property, plant and equipment, net	12,226,000				12,383,000				12,226,000	12,383,000
Provision for losses on accounts receivable											(5,579,000)
Other
Segment Reporting Information [Line Items]
Net sales									116,264,000	106,559,000	85,542,000
Property, plant and equipment, net	16,313,000				16,414,000				16,313,000	16,414,000
PROFEMUR Titanium Modular Neck Product [Member]
Segment Reporting Information [Line Items]
Provision for product liability		13,200,000
Orthorecon [Member]
Segment Reporting Information [Line Items]
Net sales									302,194,000	310,484,000	295,779,000
Operating income (loss)									60,895,000	55,295,000	37,459,000
Depreciation									26,070,000	24,793,000	23,236,000
Amortization Expense Without Distributor Conversion									458,000	313,000	2,909,000
Payments to Acquire Property, Plant, and Equipment									19,031,000	27,492,000	22,574,000
Assets	303,018,000				306,245,000				303,018,000	306,245,000
Orthorecon [Member] | Hips Products [Member]
Segment Reporting Information [Line Items]
Net sales									173,201,000	176,687,000	167,869,000
Orthorecon [Member] | Knee products [Member]
Segment Reporting Information [Line Items]
Net sales									123,988,000	128,854,000	122,178,000
Orthorecon [Member] | Other product line [Member]
Segment Reporting Information [Line Items]
Net sales									5,005,000	4,943,000	5,732,000
Extremities [Member]
Segment Reporting Information [Line Items]
Net sales									210,753,000	208,489,000	191,729,000
Operating income (loss)									46,989,000	44,700,000	50,087,000
Depreciation									10,876,000	8,723,000	7,735,000
Amortization Expense Without Distributor Conversion									2,412,000	2,398,000	2,242,000
Payments to Acquire Property, Plant, and Equipment									12,926,000	12,846,000	9,925,000
Assets	191,718,000				180,868,000				191,718,000	180,868,000
Extremities [Member] | Biologics products [Member]
Segment Reporting Information [Line Items]
Net sales									69,409,000	79,231,000	79,120,000
Extremities [Member] | Other product line [Member]
Segment Reporting Information [Line Items]
Net sales									5,868,000	4,768,000	5,234,000
Extremities [Member] | Foot and Ankle Products [Member]
Segment Reporting Information [Line Items]
Net sales									107,734,000	97,971,000	79,532,000
Extremities [Member] | Upper Extremity Products [Member]
Segment Reporting Information [Line Items]
Net sales									27,742,000	26,519,000	27,843,000
Unallocated Amount to Segment [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating income (loss)									(49,139,000)	(37,823,000)	(33,366,000)
Depreciation									3,281,000	2,043,000	1,746,000
Amortization Expense Without Distributor Conversion									0	0	0
Payments to Acquire Property, Plant, and Equipment									15,000,000	8,700,000	4,691,000
Assets	259,844,000				268,126,000				259,844,000	268,126,000
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Operating income (loss)									$ 58,745,000	$ 62,172,000	$ 54,180,000